Revenue, operating profit and segment analysis - Summary of classification of revenue (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Revenue	£ 9,590	£ 9,434	£ 9,161	£ 8,553	£ 7,244
Subscriptions
Revenue
Revenue	5,190	5,025	4,976
Transactional
Revenue
Revenue	4,400	4,409	4,185
Electronic
Revenue
Revenue	8,070	7,728	7,515
Face-to-face
Revenue
Revenue	1,121	1,189	1,060
Print
Revenue
Revenue	399	517	586
North America
Revenue
Revenue	5,595	5,495	5,386
Europe
Revenue
Revenue	2,000	2,025	1,908
United Kingdom
Revenue
Revenue	634	613	602
Rest of world
Revenue
Revenue	1,995	1,914	1,867
Risk
Revenue
Revenue	3,485	3,336	3,224
Risk | Subscriptions
Revenue
Revenue	1,363	1,329	1,330
Risk | Transactional
Revenue
Revenue	2,122	2,007	1,894
Risk | Electronic
Revenue
Revenue	3,475	3,320	3,210
Risk | Face-to-face
Revenue
Revenue	10	16	14
Risk | North America
Revenue
Revenue	2,749	2,658	2,573
Risk | Europe
Revenue
Revenue	469	439	423
Risk | Rest of world
Revenue
Revenue	267	239	228
Scientific, Technical & Medical
Revenue
Revenue	2,714	2,624	2,581
Scientific, Technical & Medical | Subscriptions
Revenue
Revenue	2,168	2,110	2,107
Scientific, Technical & Medical | Transactional
Revenue
Revenue	546	514	474
Scientific, Technical & Medical | Electronic
Revenue
Revenue	2,707	2,618	2,574
Scientific, Technical & Medical | Face-to-face
Revenue
Revenue	7	6	7
Scientific, Technical & Medical | North America
Revenue
Revenue	1,161	1,126	1,108
Scientific, Technical & Medical | Europe
Revenue
Revenue	619	603	593
Scientific, Technical & Medical | Rest of world
Revenue
Revenue	934	895	880
Legal
Revenue
Revenue	1,806	1,718	1,655
Legal | Subscriptions
Revenue
Revenue	1,527	1,432	1,363
Legal | Transactional
Revenue
Revenue	279	286	292
Legal | Electronic
Revenue
Revenue	1,794	1,707	1,646
Legal | Face-to-face
Revenue
Revenue	12	11	9
Legal | North America
Revenue
Revenue	1,229	1,188	1,146
Legal | Europe
Revenue
Revenue	391	351	334
Legal | Rest of world
Revenue
Revenue	186	179	175
Exhibitions
Revenue
Revenue	1,186	1,239	1,115
Exhibitions | Transactional
Revenue
Revenue	1,186	1,239	1,115
Exhibitions | Electronic
Revenue
Revenue	94	83	85
Exhibitions | Face-to-face
Revenue
Revenue	1,092	1,156	1,030
Exhibitions | North America
Revenue
Revenue	237	231	217
Exhibitions | Europe
Revenue
Revenue	424	527	427
Exhibitions | Rest of world
Revenue
Revenue	525	481	471
Print & print-related activities
Revenue
Revenue	399	517	586
Print & print-related activities | Subscriptions
Revenue
Revenue	132	154	176
Print & print-related activities | Transactional
Revenue
Revenue	267	363	410
Print & print-related activities | Print
Revenue
Revenue	399	517	586
Print & print-related activities | North America
Revenue
Revenue	219	292	342
Print & print-related activities | Europe
Revenue
Revenue	97	105	131
Print & print-related activities | Rest of world
Revenue
Revenue	£ 83	£ 120	£ 113